Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

27.Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	2015	2014	2013
United States	$(75,336)	$(15,007)	$(20,887)
Foreign	(109,071)	12,851	(10,544)

	$(184,407)	$(2,156)	$(31,431)

The provision for income taxes consists of the following for the years ended December 31:

	2015	2014	2013
Current:
Federal	$—	$—	$—
State	2	—	7
Foreign	671	3,040	979

Total current	673	3,040	986
Deferred:
Federal	$—	—	—
State	—	—	—
Foreign	—	—	(173)

Total deferred	—	—	(173)
Total provision for income taxes	$673	$3,040	$813

The reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate of 35% to pre-tax (loss) income before provision for income taxes for the years ended December 31 is as follows:

	2015	2014	2013
Provision for income taxes at U.S. Federal statutory rate	$(64,542)	$(755)	$(11,001)
State taxes, net of federal benefit	(1,436)	13	4
Foreign taxes at different rate	26,552	(1,444)	4,500
Non-deductible expenses	67	(2)	100
Non-taxable income	(288)	—	—
Valuation allowance	26,344	6,263	7,078
Other	807	2	(114)
Prior year deconsolidation	—	(1,237)	—
Impairments and intangible amortization	194	200	246
Stock Based Compensation	12,975	—	—

	$673	$3,040	$813

Deferred income taxes reflect the net tax effects of loss carry forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities for federal, state and foreign income taxes are as follows at December 31 are presented below:

	2015	2014
Deferred income tax assets:
Net operating loss carry forwards	$55,294	$31,785
Temporary differences due to accrued warranty costs	666	706
Temporary differences due to bonus and vacation accrual	22	16
Employment turnover	283	666
Investment in subsidiaries	3,103	3,257
Credits	16	16
Allowance for bad debts	335	1,196
Fair value adjustment arising from subsidiaries acquisition	3,377	358
Other temporary differences	3,077	1,041

	66,173	39,041

Valuation allowance	(65,325)	(38,017)

Total deferred income tax assets	848	1,024

Deferred income tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	4,031	3,680
Other	168

Total deferred income tax liabilities	4,199	3,680

Net deferred tax liabilities	$3,351	$2,656

As of December 31, 2015, the Group had a net operating loss carry forward for federal income tax purposes of approximately $96,967, which will start to expire in the year 2027. The Group had a total state net operating loss carry forward of approximately $93,087, which will start to expire in the year 2017. The Group has foreign net operating loss carry forward of $55,433, some of which begin to expire in 2017. The Group had a federal AMT credit of $16, which does not expire.

Utilization of the federal and state net operating losses is subject to certain annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. However, the annual limitation may be anticipated to result in the expiration of net operating losses and credits before utilization.

The Group recognizes deferred tax assets if it is more likely than not that those deferred tax assets will be realized. Management reviews deferred tax assets periodically for recoverability and makes estimates and judgments regarding the expected geographic sources of taxable income in assessing the need for a valuation allowance to reduce deferred tax assets to their estimated realizable value. Realization of the Group’s deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Because of the Group’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance in the US and China. The valuation allowance increased by $27,308, $8,757 and $9,484 during the years ended December 31, 2015, 2014 and 2013, respectively.

The Group has not provided for deferred taxes on the excess of the financial reporting over the tax basis in our investments in foreign subsidiaries that are essentially permanent in duration. The determination of the additional deferred taxes that have not been provided is not practicable. The undistributed earnings for the Group’s foreign subsidiaries (primarily the subsidiaries in China and Greece) will be permanently reinvested. As of December 31, 2015 and 2014, the total amount of the undistributed earnings for these subsidiaries amounted to $3,100 and $8,800 respectively.

The Group had no unrecognized tax benefits for the years ended December 31, 2015 and 2014, respectively. The Group currently files income tax returns in the U.S., as well as California, New Jersey, and certain other foreign jurisdictions. The Group is currently not the subject of any income tax examinations. The Group’s tax returns generally remain open for tax years after 2009.